Additional Information - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash used in operating activities	¥ (44,303)	¥ (60,827)	¥ (312,411)
Cash flows from investing activities:
Return of equity investment principal from a subsidiary		1,072
Net cash provided by investing activities	127,518	487,844	228,699
Cash flows from financing activities:
Repurchase of ordinary shares	(825)	(655)
Net cash used in financing activities	(1,901)	(655)	0
Net (decrease)/increase in cash, cash equivalents and restricted cash	82,884	429,419	(99,561)
Cash, cash equivalents and restricted cash at the beginning of the year	534,456	105,037	204,598
Cash, cash equivalents and restricted cash at the end of the year	617,340	534,456	105,037
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(4,497)	(20,850)	(20,974)
Cash flows from investing activities:
Placement of short-term investments	(108,928)	(58,951)	(32,312)
Maturity of short-term investments	108,928	61,388	29,875
Return of equity investment principal from a subsidiary		19,722
Net cash provided by investing activities		22,159	(2,437)
Cash flows from financing activities:
(Payment to)/repayment from subsidiaries and VIEs	(15,736)	10,332	(64)
Repurchase of ordinary shares	(825)	(655)
Net cash used in financing activities	(16,561)	9,677	(64)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(21,058)	10,986	(23,475)
Cash, cash equivalents and restricted cash at the beginning of the year	21,538	10,552	34,027
Cash, cash equivalents and restricted cash at the end of the year	¥ 480	¥ 21,538	¥ 10,552